GOODWILL AND INTANGIBLE ASSETS - Summary of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill	$ 83,979	$ 83,979	$ 83,979
Definite-lived intangible assets
Intangible assets, net	167,242	$ 166,182	176,321
Total goodwill and other identifiable intangible assets, net	251,221		260,300
Complete technology
Definite-lived intangible assets
Definite-lived intangible assets	231,379		227,403
Less: Accumulated amortization	(71,964)		(60,099)
Customer relationships
Definite-lived intangible assets
Definite-lived intangible assets	11,100		11,100
Less: Accumulated amortization	$ (3,273)		$ (2,083)